Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of accounting	These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited condensed consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2024, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2024, filed with the U.S. Securities and Exchange Commission on March 27, 2025.
Lease accounting (lessor)
Lease accounting (lessor)

Contracts relating to our FLNG assets, can take various forms including leases and operating and maintenance service agreements. At the inception of each contract, we assess whether the arrangement contains a lease by determining whether, throughout the period of use, the counterparty has both (i) the right to obtain substantially all of the economic benefits from the use of the identified asset and (ii) the right to direct the use of that identified asset. Contracts conveying both rights are accounted for as leases; contracts that do not convey both rights are accounted for as revenue arrangements with customers.

Lease accounting commences when the underlying asset is made available for use by the lessee. If the contract includes specific acceptance testing conditions, commencement does not occur until those tests are successfully completed. For contracts determined to contain a lease, we assess the lease classification at commencement.

A lease is classified as a sales‑type lease for a lessor if any of the following conditions are met at lease commencement:

•ownership of the asset transfers to the lessee at the end of the lease term;
•the lease grants the lessee an option to purchase the asset that is reasonably certain to be exercised;
•the lease term is for a major part of the remaining economic life of the asset, excluding leases that commence during the last 25% of the asset’s life;
•the present value of the lease payments and any residual value guarantees equals or exceeds substantially all of the fair value of the underlying asset; or
•the underlying asset is of such a specialized nature that it is not expected to have an alternative use to us at the end of the lease term.

If none of these criteria are met, the lease is classified as an operating lease. If at least one criterion is met but collectability of lease payments and any residual value guarantee is not probable, or if the present value of the lease payments and any residual value guarantees equals or exceeds substantially all of the fair value of the asset but none of the other sales‑type criteria are met, the lease is classified as a direct financing lease. We reassess lease classification only if the lease is modified and the modification is accounted for as a separate contract.

For sales-type leases, we recognize the interest income component of the net investment in the lease as “Sales-type lease revenue” within operating revenues on our consolidated statements of operations, rather than reporting it as interest income under “Other financial items”. This presentation reflects the integrated nature of our FLNG lease and operate model, which combines long-term infrastructure leasing with continuous service obligations. Given that these lease and operate arrangements are core to our business strategy and represent a primary driver of recurring revenues and value creation, we believe this classification within operating revenue provides users of our financial statements with more meaningful insight into the performance of our primary business activities.
Where a contract includes both lease and non‑lease components, we allocate the total consideration using the relative standalone selling price method in accordance with ASC 842 and ASC 606. The lease component generally reflects the right to use the FLNG asset, while the non‑lease component includes operations and maintenance services provided over the term of the contract. The standalone selling prices of each component are determined using valuation models and management estimates, which reflect the nature and commercial intent of the arrangement.

Convertible debt instruments
Convertible debt instruments

We evaluate whether convertible debt instruments contain any embedded features requiring bifurcation, such as conversion options, make-whole provisions, redemption or put features. Features meeting the definition of a derivative are further evaluated for eligibility for the scope exception under ASC 815-10-15-74(a), which requires the conversion feature to be indexed to the entity’s own stock and eligible for equity classification. If both criteria are met, the embedded feature is not bifurcated and remains part of the host debt instrument. In such case, the entire gross proceeds of a convertible debt instrument is allocated to the host debt liability, measured at amortized cost with no bifurcation of the conversion option.

Trade accounts receivables and accrued income
Trade accounts receivables and accrued income

Trade receivables represent amounts due from customers for services rendered in the ordinary course of business. Accrued income represents revenue earned but not yet billed as of the reporting date, typically arising from services provided for which the contractual billing date has not yet occurred at the balance sheet date. Accrued income is presented within “Trade receivables and accrued income”, as its nature and expected settlement period are similar to those of trade receivables. The collectability of these balances is evaluated based on management’s assessment of individual customer accounts, historical loss experience and current economic conditions.

Use of estimates
Use of estimates
The preparation of our unaudited condensed consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. We base our estimates, judgments and assumptions on our historical experience and on information that we believe to be reasonable under the circumstances at the time they are made. Estimates and assumptions about future events and their effects cannot be perceived with certainty and these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from these estimates. Estimates are used for, but are not limited to, determining the recoverability of our vessels and asset under development and the valuation of our oil and gas derivative instruments. In assessing the recoverability of our vessels and assets under development carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, hire rates, vessel operating expenses including redeployment costs and drydocking requirements.
Adoption of new accounting standards and Accounting pronouncements that have been issued but not yet adopted
Adoption of new accounting standards

In August 2023, the FASB issued 2023-05 Business Combinations - Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement. This update removes diversity in practice and requires certain joint ventures, upon formation, to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This does not affect the Company's existing accounting policies or financial statements. This may affect the Company indirectly going forward via the impact on balance sheet values in the separate books of any newly formed equity method investees.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of September 30, 2025:

Standard	Description	Date of Adoption	Effect on our unaudited Consolidated Financial Statements or Other Significant Matters
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	These amendments enhance disclosures relating to income taxes, including the income tax rate reconciliation and information related to income taxes paid.	December 31, 2025	We are assessing the impact of this ASU. Upon adoption, if material, the impact will be limited to additional disclosure requirements in our annual financial statements in 2025.
ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)	This requires disaggregated disclosure of income statement expenses for public business entities (PBEs). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements.	January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-03 - Business Combinations (Topic 805) and Consolidation (Topic 810) - Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
Under the new ASU, entities are required to consider the factors in ASC 805 in determining the accounting acquirer when the acquisition of a VIE that is a business is primarily effected by the exchange of equity interests. However, the ASU does not change the rule for acquisitions of VIEs that are not a business.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-04 - Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) Clarifications to Share-Based Consideration Payable to a Customer
On May 15, 2025, the FASB issued ASU 2025-04, which clarifies the guidance in both ASC 606 and ASC 718 on the accounting for share-based payment awards that are granted by an entity as consideration payable to its customer. The ASU is intended to reduce diversity in practice and improve existing guidance, primarily by revising the definition of a “performance condition” and eliminating a forfeiture policy election for service conditions associated with share-based consideration payable to a customer.
		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-05 - Financial Instruments - Credit Losses - Measurement of Credit Losses for Accounts Receivable and Contract Assets
The amendments provide all entities with a practical expedient when estimating expected credit losses. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset.
		January 1, 2026	We are still assessing the impact of this ASU.

Standard	Description	Date of Adoption	Effect on our unaudited Consolidated Financial Statements or Other Significant Matters
ASU 2025-06 - Intangibles, Goodwill and Other Internal-Use Software
In August 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other Internal-Use Software (Subtopic 350-40): Accounting for and Disclosure of Software Development Costs, to modernize the internal-use software guidance to better reflect current, non-linear software development practices. The ASU removes references to “development stages” and clarifies that capitalization of software costs begins once management authorizes and commits to funding a software project and it is probable the project will be completed and used as intended. The ASU also introduces new guidance for evaluating the “probable-to-complete” threshold, requiring entities to consider whether there is significant development uncertainty.
		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-07 - Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606)
The new guidance refines the scope of Topic 815 by providing clarification regarding the contracts subject to derivative accounting. The guidance also provides clarification under Topic 606 for share-based payments from a customer in a revenue contract. The guidance is effective for the Company on a prospective or modified retrospective basis, beginning January 1, 2027 for the interim and annual periods. Early adoption is permitted.
		January 1, 2027	We are still assessing the impact of this ASU. Not expected to impact Golar.